AB Bond Fund, Inc.

AB Bond Inflation Strategy

Portfolio of Investments

January 31, 2021 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 85.9%
Canada – 0.6%
Canadian Government Real Return Bond 0.50%, 12/01/2050	CAD	4,333	$4,008,863

Japan – 0.8%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	485,874	4,682,376

United States – 84.5%
U.S. Treasury Inflation Index 0.125%, 01/15/2022-07/15/2030 (TIPS)	U.S.$	42,782	46,202,698
0.125%, 07/15/2022 (TIPS)(a)		31,857	32,987,130
0.125%, 07/15/2024-01/15/2030 (TIPS)(b)		104,121	114,439,986
0.25%, 07/15/2029 (TIPS)		23,048	26,181,418
0.375%, 07/15/2023 (TIPS)(a) (b)		17,869	19,019,823
0.375%, 07/15/2025-01/15/2027 (TIPS)		11,685	13,023,601
0.375%, 07/15/2027 (TIPS)(b)		60,009	68,044,437
0.50%, 01/15/2028 (TIPS)(b)		27,161	31,010,488
0.625%, 07/15/2021-01/15/2024 (TIPS)(b)		46,264	48,595,014
0.625%, 01/15/2026 (TIPS)		20,430	22,964,650
0.75%, 07/15/2028 (TIPS)(b)		42,951	50,320,144
0.875%, 01/15/2029 (TIPS)		5,844	6,903,003
1.75%, 01/15/2028 (TIPS)		10,744	13,265,114
2.00%, 01/15/2026 (TIPS)(b)		12,733	15,240,402
2.50%, 01/15/2029 (TIPS)(b)		11,194	14,752,761
3.875%, 04/15/2029 (TIPS)		3,237	4,679,828

			527,630,497

Total Inflation-Linked Securities (cost $491,886,549)			536,321,736

CORPORATES - INVESTMENT GRADE – 22.9%
Industrial – 13.1%
Basic – 1.2%
Alpek SAB de CV 4.25%, 09/18/2029(c)		232	249,255
DuPont de Nemours, Inc. 4.205%, 11/15/2023		915	1,006,308
4.493%, 11/15/2025		915	1,061,675
Eastman Chemical Co. 3.80%, 03/15/2025		227	251,198
Fresnillo PLC 4.25%, 10/02/2050(c)		1,730	1,834,362
GUSAP III LP 4.25%, 01/21/2030(c)		1,000	1,092,145
Industrias Penoles SAB de CV 4.75%, 08/06/2050(c)		343	385,446
Inversiones CMPC SA 4.375%, 04/04/2027(c)		845	949,674

	Principal Amount (000)		U.S. $ Value
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(c)	U.S.$	270	$286,284
Nutrition & Biosciences, Inc. 1.832%, 10/15/2027(c)		300	306,588
Suzano Austria GmbH 3.75%, 01/15/2031		222	234,810

			7,657,745

Capital Goods – 0.0%
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		180	193,327

Communications - Media – 1.1%
Cox Communications, Inc. 2.95%, 06/30/2023(c)		163	171,372
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030		580	708,922
Prosus NV 3.68%, 01/21/2030(c)		221	237,022
4.027%, 08/03/2050(c)		487	489,435
Tencent Holdings Ltd. 1.81%, 01/26/2026(c)		874	886,291
2.39%, 06/03/2030(c)		610	614,575
3.24%, 06/03/2050(c)		655	653,258
Time Warner Cable LLC 4.50%, 09/15/2042		235	267,237
ViacomCBS, Inc. 4.20%, 05/19/2032		175	207,309
4.95%, 01/15/2031		287	354,936
Weibo Corp. 3.375%, 07/08/2030		2,114	2,176,759

			6,767,116

Communications - Telecommunications – 0.9%
AT&T, Inc. 2.75%, 06/01/2031		129	134,669
3.50%, 09/15/2053(c)		450	430,848
3.65%, 09/15/2059(c)		827	791,646
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(c)		1,150	1,248,003
Verizon Communications, Inc. 3.00%, 03/22/2027		309	340,438
4.862%, 08/21/2046		574	738,560
Vodafone Group PLC 3.75%, 01/16/2024		2,003	2,184,792

			5,868,956

Consumer Cyclical - Automotive – 1.1%
General Motors Co. 6.125%, 10/01/2025		194	233,727
6.80%, 10/01/2027		272	349,612

	Principal Amount (000)		U.S. $ Value
General Motors Financial Co., Inc. 2.70%, 08/20/2027	U.S.$	665	$703,118
5.10%, 01/17/2024		1,166	1,303,915
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(c)		1,732	1,870,473
Lear Corp. 3.50%, 05/30/2030		400	433,148
3.80%, 09/15/2027		122	136,201
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(c)		1,378	1,517,991

			6,548,185

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025		765	793,213
3.20%, 08/08/2024		446	468,867
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		92	106,704

			1,368,784

Consumer Cyclical - Retailers – 0.7%
Advance Auto Parts, Inc. 1.75%, 10/01/2027		332	338,564
3.90%, 04/15/2030		490	559,041
AutoNation, Inc. 4.75%, 06/01/2030		199	239,072
Ralph Lauren Corp. 2.95%, 06/15/2030		1,687	1,806,254
Ross Stores, Inc. 4.70%, 04/15/2027		1,083	1,272,276

			4,215,207

Consumer Non-Cyclical – 2.7%
AbbVie, Inc. 4.875%, 11/14/2048		337	443,667
Altria Group, Inc. 3.40%, 05/06/2030		950	1,041,675
4.80%, 02/14/2029		226	267,964
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		607	740,164
5.55%, 01/23/2049		1,080	1,471,738
Banner Health 1.897%, 01/01/2031		325	327,759
Baptist Healthcare System Obligated Group Series 20B 3.54%, 08/15/2050		800	885,888
BAT Capital Corp. 2.259%, 03/25/2028		1,727	1,762,956
2.726%, 03/25/2031		671	683,460
4.70%, 04/02/2027		605	708,044
Baxalta, Inc. 3.60%, 06/23/2022		209	216,844
Cigna Corp. 3.75%, 07/15/2023		212	228,566
4.125%, 11/15/2025		374	428,630
4.375%, 10/15/2028		501	595,559

	Principal Amount (000)		U.S. $ Value
Coca-Cola Femsa SAB de CV 1.85%, 09/01/2032	U.S.$	384	$379,085
2.75%, 01/22/2030		458	488,228
CommonSpirit Health 1.547%, 10/01/2025		518	530,002
CVS Health Corp. 4.30%, 03/25/2028		126	147,996
5.05%, 03/25/2048		662	861,619
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(c)		350	360,062
Royalty Pharma PLC 1.75%, 09/02/2027(c)		194	197,723
Sigma Alimentos SA de CV 4.125%, 05/02/2026(c)		209	228,006
Sutter Health Series 20A 1.321%, 08/15/2025		810	823,438
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		1,151	1,271,245
Tyson Foods, Inc. 3.95%, 08/15/2024		650	720,531
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026		623	708,370

			16,519,219

Energy – 2.6%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027		728	814,967
Boardwalk Pipelines LP 3.40%, 02/15/2031		604	627,097
BP Capital Markets America, Inc. 3.194%, 04/06/2025		761	831,453
Cenovus Energy, Inc. 4.25%, 04/15/2027		33	36,116
Energy Transfer Operating LP 3.75%, 05/15/2030		2,118	2,228,793
5.20%, 02/01/2022		510	526,932
Eni SpA 4.25%, 05/09/2029(c)		954	1,114,587
Exxon Mobil Corp. 1.571%, 04/15/2023		1,180	1,211,895
2.992%, 03/19/2025		835	906,827
Husky Energy, Inc. 4.40%, 04/15/2029		2,161	2,420,169
Kinder Morgan Energy Partners LP 4.15%, 03/01/2022		104	107,970
5.00%, 10/01/2021		1,200	1,222,428
Marathon Petroleum Corp. 5.125%, 12/15/2026		289	343,407
Oleoducto Central SA 4.00%, 07/14/2027(c)		453	488,447
ONEOK, Inc. 6.35%, 01/15/2031		184	234,821
Sabine Pass Liquefaction LLC 5.00%, 03/15/2027		418	494,335

	Principal Amount (000)		U.S. $ Value
Saudi Arabian Oil Co. 2.25%, 11/24/2030(c)	U.S.$	415	$415,000
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		306	318,546
Valero Energy Corp. 2.70%, 04/15/2023		672	700,896
Williams Cos., Inc. (The) 3.90%, 01/15/2025		1,250	1,378,350

			16,423,036

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(c)		600	650,063

Services – 0.5%
Booking Holdings, Inc. 4.625%, 04/13/2030		1,433	1,738,558
Expedia Group, Inc. 6.25%, 05/01/2025(c)		76	87,797
Mastercard, Inc. 3.30%, 03/26/2027		449	506,562
3.85%, 03/26/2050		674	836,171

			3,169,088

Technology – 1.5%
Baidu, Inc. 3.425%, 04/07/2030		201	219,516
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		186	202,704
Broadcom, Inc. 3.50%, 02/15/2041(c)		824	831,062
3.75%, 02/15/2051(c)		287	293,050
4.11%, 09/15/2028		840	948,167
4.15%, 11/15/2030		1,160	1,311,902
5.00%, 04/15/2030		312	371,202
Dell International LLC/EMC Corp. 5.45%, 06/15/2023(c)		111	121,912
6.02%, 06/15/2026(c)		974	1,175,209
Infor, Inc. 1.75%, 07/15/2025(c)		450	464,283
Micron Technology, Inc. 4.185%, 02/15/2027		1,523	1,767,944
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(c)		143	153,137
Oracle Corp. 2.50%, 04/01/2025		1,140	1,218,740
SK Hynix, Inc. 2.375%, 01/19/2031(c)		382	384,739

			9,463,567

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(c)	U.S.$	528	$564,627
4.75%, 10/20/2028(c)		614	680,017
Southwest Airlines Co. 5.25%, 05/04/2025		693	795,509

			2,040,153

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		241	264,799
5.875%, 07/05/2034(c)		312	375,771

			640,570

Transportation - Services – 0.1%
ENA Master Trust 4.00%, 05/19/2048(c)		303	325,763

			81,850,779

Financial Institutions – 9.2%
Banking – 6.3%
ABN AMRO Bank NV 4.75%, 07/28/2025(c)		200	229,640
AIB Group PLC 4.75%, 10/12/2023(c)		425	467,211
American Express Co. Series C 3.502% (LIBOR 3 Month + 3.29%), 03/15/2021(d) (e)		669	663,635
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(c)		600	687,528
Banco de Credito del Peru 3.125%, 07/01/2030(c)		958	981,969
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(c)		487	557,006
Banco Santander SA 5.179%, 11/19/2025		1,400	1,631,252
Bank of America Corp. 4.45%, 03/03/2026		1,750	2,017,907
Series DD 6.30%, 03/10/2026(d)		295	342,129
Series L 3.95%, 04/21/2025		2,182	2,436,705
Series Z 6.50%, 10/23/2024(d)		458	520,934
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(d)		273	299,072
Barclays Bank PLC 6.86%, 06/15/2032(c) (d)		137	193,685
Barclays PLC 3.684%, 01/10/2023		700	719,978

	Principal Amount (000)		U.S. $ Value
BNP Paribas SA 1.323%, 01/13/2027(c)	U.S.$	295	$295,628
BPCE SA 5.70%, 10/22/2023(c)		213	240,298
Capital One Financial Corp. 2.60%, 05/11/2023		564	589,465
Series E 4.025% (LIBOR 3 Month + 3.80%), 03/01/2021(d) (e)		68	67,572
CIT Group, Inc. 5.25%, 03/07/2025		579	665,132
CITIC Ltd. 2.85%, 02/25/2030(c)		550	565,812
Citigroup, Inc. 4.45%, 09/29/2027		1,103	1,283,870
5.95%, 01/30/2023(d)		257	269,608
Series Q 4.316% (LIBOR 3 Month + 4.10%), 05/15/2021(d) (e)		409	408,526
Series R 4.699% (LIBOR 3 Month + 4.48%), 05/15/2021(d) (e)		364	364,579
Series W 4.00%, 12/10/2025(d)		504	513,158
Commonwealth Bank of Australia 4.50%, 12/09/2025(c)		404	463,069
Cooperatieve Rabobank UA 4.375%, 08/04/2025		396	452,145
Danske Bank A/S 3.244%, 12/20/2025(c)		663	712,871
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		296	300,082
2.222%, 09/18/2024		150	154,313
3.961%, 11/26/2025		405	442,787
Discover Bank 4.682%, 08/09/2028		327	348,958
Fifth Third Bancorp Series L 4.50%, 09/30/2025(d)		334	355,309
Goldman Sachs Group, Inc. (The) 1.824% (LIBOR 3 Month + 1.60%), 11/29/2023(e)		406	420,445
2.905%, 07/24/2023		922	954,814
HSBC Holdings PLC 4.041%, 03/13/2028		787	894,512
4.25%, 03/14/2024		266	292,621
4.292%, 09/12/2026		377	427,356
JPMorgan Chase & Co. 2.083%, 04/22/2026		834	871,889
Series I 3.682% JPM, 04/30/2021(d) (e)		39	38,818
Series V 3.558%, 04/01/2021(d) (e)		258	256,222

	Principal Amount (000)		U.S. $ Value
Series Z 4.005% (LIBOR 3 Month + 3.80%), 05/01/2021(d) (e)	U.S.$	77	$77,015
Morgan Stanley 3.591%, 07/22/2028		929	1,049,556
3.737%, 04/24/2024		1,196	1,279,660
5.00%, 11/24/2025		187	220,845
Series G 5.50%, 07/28/2021		456	467,523
Series H 3.851% MS, 04/15/2021(d) (e)		124	123,549
Series J 4.051% (LIBOR 3 Month + 3.81%), 04/15/2021(d) (e)		350	350,060
Nationwide Building Society 4.00%, 09/14/2026(c)		460	515,131
Natwest Group PLC 8.625%, 08/15/2021(d)		480	496,949
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(d) (e)		600	588,120
PNC Bank NA 3.80%, 07/25/2023		940	1,016,281
Santander Holdings USA, Inc. 4.40%, 07/13/2027		424	486,099
Standard Chartered PLC 1.722% (LIBOR 3 Month + 1.51%), 01/30/2027(c) (d) (e)		400	375,608
4.30%, 02/19/2027(c)		1,421	1,582,383
7.50%, 04/02/2022(c) (d)		380	398,669
State Street Corp. 2.901%, 03/30/2026		85	92,174
Truist Financial Corp. Series Q 5.10%, 03/01/2030(d)		1,060	1,198,118
UBS AG/Stamford CT 7.625%, 08/17/2022		465	513,244
UBS Group AG 7.125%, 08/10/2021(c) (d)		1,030	1,057,913
UniCredit SpA 2.569%, 09/22/2026(c)		1,725	1,749,409
US Bancorp Series J 5.30%, 04/15/2027(d)		427	476,250
Wells Fargo & Co. 2.188%, 04/30/2026		589	615,994
3.90%, 03/15/2026(d)		418	417,979

			39,547,039

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(d)		554	614,325

	Principal Amount (000)		U.S. $ Value

Finance – 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024	U.S.$	176	$183,554
3.30%, 01/23/2023		176	183,330
4.125%, 07/03/2023		176	187,755
4.50%, 09/15/2023		488	528,040
6.50%, 07/15/2025		209	247,235
Air Lease Corp. 2.875%, 01/15/2026		317	333,937
3.625%, 04/01/2027		51	55,528
3.875%, 07/03/2023		101	107,940
4.25%, 02/01/2024		400	436,756
Aircastle Ltd. 2.85%, 01/26/2028(c)		1,288	1,260,347
4.125%, 05/01/2024		232	245,681
4.25%, 06/15/2026		43	46,141
4.40%, 09/25/2023		586	626,557
5.00%, 04/01/2023		49	52,635
5.25%, 08/11/2025(c)		585	651,345
Aviation Capital Group LLC 1.95%, 01/30/2026(c)		664	658,794
2.875%, 01/20/2022(c)		101	102,792
3.50%, 11/01/2027(c)		211	222,162
3.875%, 05/01/2023(c)		524	551,510
4.125%, 08/01/2025(c)		7	7,595
4.375%, 01/30/2024(c)		194	209,148
4.875%, 10/01/2025(c)		246	274,064
5.50%, 12/15/2024(c)		550	621,621
CDBL Funding 1 3.50%, 10/24/2027(c)		247	266,914
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	200	303,853
GE Capital Funding LLC 4.40%, 05/15/2030(c)	U.S.$	1,570	1,816,647
Synchrony Financial 4.50%, 07/23/2025		1,875	2,106,319

			12,288,200

Insurance – 0.5%
Alleghany Corp. 3.625%, 05/15/2030		1,257	1,416,853
Centene Corp. 4.25%, 12/15/2027		208	220,316
4.625%, 12/15/2029		237	262,793
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(c)		183	242,211
MetLife, Inc. 5.70%, 06/15/2035		90	128,185
Nationwide Financial Services, Inc. 5.375%, 03/25/2021(c)		360	362,678

	Principal Amount (000)		U.S. $ Value
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(c)	U.S.$	125	$211,671
Voya Financial, Inc. 5.65%, 05/15/2053		335	354,956

			3,199,663

Other Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		233	258,879
China Cinda 2020 I Management Ltd. 3.125%, 03/18/2030(c)		960	995,700

			1,254,579

REITS – 0.1%
Rexford Industrial Realty LP 2.125%, 12/01/2030		343	338,836

			57,242,642

Utility – 0.6%
Electric – 0.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		358	384,011
Colbun SA 3.15%, 03/06/2030(c)		400	427,750
Enel Chile SA 4.875%, 06/12/2028		821	961,083
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(c)		620	700,253
Kentucky Utilities Co. 3.30%, 06/01/2050		513	552,393
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		231	248,926
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(c)		614	684,034

			3,958,450

Total Corporates - Investment Grade (cost $133,932,423)			143,051,871

COMMERCIAL MORTGAGE-BACKED SECURITIES – 8.9%
Non-Agency Fixed Rate CMBS – 6.4%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(c)		520	466,611
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		1,210	1,378,362
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		730	807,253

		Principal Amount (000)	U.S. $ Value
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(c)	U.S.$	885	$927,640
Citigroup Commercial Mortgage Trust Series 2013-GC11, Class B 3.732%, 04/10/2046		915	962,154
Series 2013-GC11, Class D 4.418%, 04/10/2046(c)		191	194,060
Series 2015-GC27, Class A5 3.137%, 02/10/2048		1,382	1,499,986
Series 2015-GC35, Class A4 3.818%, 11/10/2048		450	507,750
Series 2016-C1, Class A4 3.209%, 05/10/2049		775	858,439
Series 2016-GC36, Class A5 3.616%, 02/10/2049		565	633,690
Series 2017-P8, Class AS 3.789%, 09/15/2050		526	593,912
Commercial Mortgage Trust Series 2013-SFS, Class A1 1.873%, 04/12/2035(c)		117	117,969
Series 2015-3BP, Class A 3.178%, 02/10/2035(c)		250	269,894
Series 2015-CR24, Class A5 3.696%, 08/10/2048		590	658,950
Series 2015-CR25, Class A4 3.759%, 08/10/2048		1,155	1,297,208
Series 2015-DC1, Class A5 3.35%, 02/10/2048		1,220	1,336,784
Series 2015-PC1, Class A5 3.902%, 07/10/2050		745	835,368
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		475	522,611
Series 2015-C3, Class A4 3.718%, 08/15/2048		395	439,296
Series 2015-C4, Class A4 3.808%, 11/15/2048		1,853	2,078,903
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.376%, 08/10/2044(c)		19	11,446
Series 2013-G1, Class A1 2.059%, 04/10/2031(c)		184	185,218
Series 2014-GC18, Class D 4.989%, 01/10/2047(c)		393	122,486
Series 2014-GC22, Class A5 3.862%, 06/10/2047		1,072	1,177,460
Series 2015-GC28, Class A5 3.396%, 02/10/2048		1,300	1,425,371
Series 2018-GS9, Class A4 3.992%, 03/10/2051		1,150	1,332,990
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035(f) (g)		1,070	1,138,086

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.424%, 08/15/2046(c)	U.S.$	129	$116,234
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class A5 3.775%, 08/15/2047		1,220	1,340,166
Series 2014-C21, Class B 4.341%, 08/15/2047		314	331,350
Series 2014-C22, Class XA 0.83%, 09/15/2047(h)		19,774	492,423
Series 2015-C30, Class A5 3.822%, 07/15/2048		585	657,919
Series 2015-C31, Class A3 3.801%, 08/15/2048		990	1,111,185
Series 2015-C33, Class A4 3.77%, 12/15/2048		1,150	1,294,081
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7, Class XA 1.054%, 09/15/2050(h)		8,859	433,355
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		132	76,184
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class XA 1.053%, 10/15/2048(h)		10,371	392,779
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.538%, 09/15/2047(c)		68	67,520
Series 2016-UB12, Class A4 3.596%, 12/15/2049		870	976,929
UBS Commercial Mortgage Trust Series 2018-C8, Class A4 3.983%, 02/15/2051		990	1,141,905
Series 2018-C9, Class A4 4.117%, 03/15/2051		1,800	2,088,998
Series 2018-C10, Class A4 4.313%, 05/15/2051		1,200	1,413,358
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		2,309	2,390,985
Wells Fargo Commercial Mortgage Trust Series 2015-C27, Class A5 3.451%, 02/15/2048		1,160	1,268,347
Series 2015-SG1, Class C 4.462%, 09/15/2048		537	483,671
Series 2016-LC25, Class C 4.417%, 12/15/2059		330	341,142
Series 2016-NXS6, Class A4 2.918%, 11/15/2049		900	981,701
Series 2016-NXS6, Class C 4.315%, 11/15/2049		525	562,613
Series 2018-C48, Class A5
4.302%, 01/15/2052		145	171,074

			39,913,816

	Principal Amount (000)		U.S. $ Value

Non-Agency Floating Rate CMBS – 2.5%
Ashford Hospitality Trust Series 2018-ASHF, Class A 1.026% (LIBOR 1 Month + 0.90%), 04/15/2035(c) (e)	U.S.$	891	$889,442
Series 2018-KEYS, Class A 1.127% (LIBOR 1 Month + 1.00%), 06/15/2035(c) (e)		1,250	1,243,766
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.127% (LIBOR 1 Month + 1.00%), 11/15/2033(c) (e)		1,755	1,709,245
BBCMS Mortgage Trust Series 2020-BID, Class A 2.266% (LIBOR 1 Month + 2.14%), 10/15/2037(c) (e)		963	966,620
BHMS Series 2018-ATLS, Class A 1.377% (LIBOR 1 Month + 1.25%), 07/15/2035(c) (e)		1,001	1,000,515
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.946% (LIBOR 1 Month + 0.82%), 06/15/2035(c) (e)		1,000	994,987
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1.126% (LIBOR 1 Month + 1.00%), 04/15/2034(c) (e)		766	763,136
BX Trust Series 2018-EXCL, Class A 1.214% (LIBOR 1 Month + 1.09%), 09/15/2037(c) (e)		1,130	1,067,706
CLNY Trust Series 2019-IKPR, Class D 2.152% (LIBOR 1 Month + 2.03%), 11/15/2038(c) (e)		1,000	945,003
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.16% (LIBOR 1 Month + 1.03%), 12/19/2030(c) (e)		1,042	1,041,783
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 2.086% (SOFR + 2.00%), 01/25/2051(c) (e)		230	232,947
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.326% (LIBOR 1 Month + 1.20%), 06/15/2038(c) (e)		1,368	1,368,982
Series 2019-SMP, Class A 1.276% (LIBOR 1 Month + 1.15%), 08/15/2032(c) (e)		1,125	1,124,327

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 1.979% (LIBOR 1 Month + 1.85%), 01/16/2037(c) (e)	U.S.$	92	$90,144
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.077% (LIBOR 1 Month + 1.95%), 11/15/2026(e) (g)		182	161,975
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.91% (LIBOR 1 Month + 0.78%), 07/15/2033(c) (e)		1,200	1,196,960
Series 2019-MILE, Class A 1.626% (LIBOR 1 Month + 1.50%), 07/15/2036(c) (e)		461	461,058
Starwood Retail Property Trust Series 2014-STAR, Class A 1.597% (LIBOR 1 Month + 1.47%), 11/15/2027(c) (e)		961	711,173

			15,969,769

Total Commercial Mortgage-Backed Securities (cost $53,892,284)			55,883,585

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.8%
Risk Share Floating Rate – 5.2%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.98% (LIBOR 1 Month + 1.85%), 10/25/2028(c) (e)		412	413,916
Series 2019-1A, Class M1B 1.88% (LIBOR 1 Month + 1.75%), 03/25/2029(c) (e)		945	946,825
Series 2019-2A, Class M1C 2.13% (LIBOR 1 Month + 2.00%), 04/25/2029(c) (e)		707	712,192
Series 2019-3A, Class M1B 1.73% (LIBOR 1 Month + 1.60%), 07/25/2029(c) (e)		660	660,944
Series 2019-3A, Class M1C 2.08% (LIBOR 1 Month + 1.95%), 07/25/2029(c) (e)		480	480,668
Series 2019-4A, Class M1B 2.13% (LIBOR 1 Month + 2.00%), 10/25/2029(c) (e)		965	967,609
Series 2020-2A, Class M1B 3.33% (LIBOR 1 Month + 3.20%), 08/26/2030(c) (e)		518	523,550
Series 2020-3A, Class M1B 2.98% (LIBOR 1 Month + 2.85%), 10/25/2030(c) (e)		330	332,242
Series 2020-4A, Class M2A 2.75% (LIBOR 1 Month + 2.60%), 06/25/2030(c) (e)		470	471,250

	Principal Amount (000)		U.S. $ Value
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 2.53% (LIBOR 1 Month + 2.40%), 04/25/2031(c) (e)	U.S.$	369	$370,629
Series 2019-R02, Class 1M2 2.43% (LIBOR 1 Month + 2.30%), 08/25/2031(c) (e)		249	249,113
Series 2019-R03, Class 1M2 2.28% (LIBOR 1 Month + 2.15%), 09/25/2031(c) (e)		124	123,815
Series 2019-R04, Class 2M2 2.23% (LIBOR 1 Month + 2.10%), 06/25/2039(c) (e)		367	367,605
Series 2019-R05, Class 1M2 2.13% (LIBOR 1 Month + 2.00%), 07/25/2039(c) (e)		210	210,293
Series 2019-R06, Class 2M2 2.23% (LIBOR 1 Month + 2.10%), 09/25/2039(c) (e)		498	499,040
Series 2019-R07, Class 1M2 2.23% (LIBOR 1 Month + 2.10%), 10/25/2039(c) (e)		975	975,561
Series 2020-R01, Class 1M2 2.18% (LIBOR 1 Month + 2.05%), 01/25/2040(c) (e)		1,270	1,270,396
Series 2020-R02, Class 2M2 2.13% (LIBOR 1 Month + 2.00%), 01/25/2040(c) (e)		661	660,843
Eagle Re Ltd. Series 2020-1, Class M1A 1.03% (LIBOR 1 Month + 0.90%), 01/25/2030(c) (e)		1,100	1,096,283
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA2, Class M3 4.93% (LIBOR 1 Month + 4.80%), 05/25/2028(e)		216	224,937
Series 2017-DNA3, Class M2 2.63% (LIBOR 1 Month + 2.50%), 03/25/2030(e)		900	916,064
Series 2017-HQA2, Class M2B 2.78% (LIBOR 1 Month + 2.65%), 12/25/2029(e)		840	845,555
Series 2017-HQA3, Class M2 2.48% (LIBOR 1 Month + 2.35%), 04/25/2030(e)		885	897,742
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(c) (e)		71	71,105
Series 2019-DNA4, Class M2 2.08% (LIBOR 1 Month + 1.95%), 10/25/2049(c) (e)		801	800,581

	Principal Amount (000)		U.S. $ Value
Series 2019-FTR2, Class M2 2.28% (LIBOR 1 Month + 2.15%), 11/25/2048(c) (e)	U.S.$	515	$513,801
Series 2019-HQA3, Class M2 1.98% (LIBOR 1 Month + 1.85%), 09/25/2049(c) (e)		454	453,192
Series 2020-DNA1, Class M2 1.83% (LIBOR 1 Month + 1.70%), 01/25/2050(c) (e)		950	948,564
Series 2020-DNA5, Class M2 2.882% (SOFR + 2.80%), 10/25/2050(c) (e)		960	971,705
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 5.03% (LIBOR 1 Month + 4.90%), 11/25/2024(e)		241	247,937
Series 2015-C01, Class 1M2 4.43% (LIBOR 1 Month + 4.30%), 02/25/2025(e)		539	550,797
Series 2015-C01, Class 2M2 4.68% (LIBOR 1 Month + 4.55%), 02/25/2025(e)		57	57,167
Series 2015-C02, Class 1M2 4.13% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		266	271,971
Series 2015-C02, Class 2M2 4.13% (LIBOR 1 Month + 4.00%), 05/25/2025(e)		88	89,558
Series 2015-C03, Class 1M2 5.13% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		245	250,852
Series 2015-C03, Class 2M2 5.13% (LIBOR 1 Month + 5.00%), 07/25/2025(e)		155	158,058
Series 2015-C04, Class 1M2 5.83% (LIBOR 1 Month + 5.70%), 04/25/2028(e)		554	588,539
Series 2016-C05, Class 2M2 4.58% (LIBOR 1 Month + 4.45%), 01/25/2029(e)		573	593,572
Series 2016-C06, Class 1M2 4.38% (LIBOR 1 Month + 4.25%), 04/25/2029(e)		256	266,148
Series 2016-C07, Class 2M2 4.48% (LIBOR 1 Month + 4.35%), 05/25/2029(e)		848	883,328
Series 2017-C02, Class 2M2C 3.78% (LIBOR 1 Month + 3.65%), 09/25/2029(e)		938	967,748
Series 2017-C03, Class 1M2 3.13% (LIBOR 1 Month + 3.00%), 10/25/2029(e)		526	536,241

	Principal Amount (000)		U.S. $ Value
Home Re Ltd. Series 2020-1, Class M1B 3.38% (LIBOR 1 Month + 3.25%), 10/25/2030(c) (e)	U.S.$	790	$805,679
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.03% (LIBOR 1 Month + 1.90%), 11/26/2029(c) (e)		805	806,026
Oaktown Re V Ltd. Series 2020-2A, Class M1B 3.73% (LIBOR 1 Month + 3.60%), 10/25/2030(c) (e)		1,427	1,445,149
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.128% (LIBOR 1 Month + 2.00%), 03/27/2024(e) (g)		229	218,433
Series 2019-2R, Class A 2.878% (LIBOR 1 Month + 2.75%), 05/27/2023(e) (g)		479	462,984
Series 2019-3R, Class A 2.828% (LIBOR 1 Month + 2.70%), 10/27/2022(e) (g)		143	143,138
Series 2020-1R, Class A 2.478% (LIBOR 1 Month + 2.35%), 02/27/2023(e) (g)		510	505,353
Radnor Re Ltd. Series 2019-1, Class M1B 2.08% (LIBOR 1 Month + 1.95%), 02/25/2029(c) (e)		586	587,323
Series 2019-2, Class M1B 1.88% (LIBOR 1 Month + 1.75%), 06/25/2029(c) (e)		723	723,687
Series 2020-1, Class M1A 1.08% (LIBOR 1 Month + 0.95%), 02/25/2030(c) (e)		391	391,055
Series 2020-2, Class M1C 4.73% (LIBOR 1 Month + 4.60%), 10/25/2030(c) (e)		578	589,099
STACR Trust Series 2018-DNA3, Class M2 2.23% (LIBOR 1 Month + 2.10%), 09/25/2048(c) (e)		426	426,687
Triangle Re Ltd. Series 2020-1, Class M1B 4.03% (LIBOR 1 Month + 3.90%), 10/25/2030(c) (e)		1,640	1,670,750

			32,213,299

Agency Floating Rate – 1.1%
Federal Home Loan Mortgage Corp. REMICs Series 3955, Class SD 6.474% (6.60% - LIBOR 1 Month), 11/15/2041(e) (i)		2,926	542,534

	Principal Amount (000)		U.S. $ Value
Series 4693, Class SL 6.024% (6.15% - LIBOR 1 Month), 06/15/2047(e) (i)	U.S.$	1,852	$430,358
Series 4727, Class SA 6.074% (6.20% - LIBOR 1 Month), 11/15/2047(e) (i)		2,014	420,214
Series 4954, Class SL 5.92% (6.05% - LIBOR 1 Month), 02/25/2050(e) (i)		2,776	528,095
Series 4981, Class HS 5.97% (6.10% - LIBOR 1 Month), 06/25/2050(e) (i)		5,930	1,130,140
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.41% (6.54% - LIBOR 1 Month), 12/25/2041(e) (i)		925	187,555
Series 2014-17, Class SA 5.92% (6.05% - LIBOR 1 Month), 04/25/2044(e) (i)		2,344	590,040
Series 2014-78, Class SE 5.97% (6.10% - LIBOR 1 Month), 12/25/2044(e) (i)		1,413	256,248
Series 2016-77, Class DS 5.87% (6.00% - LIBOR 1 Month), 10/25/2046(e) (i)		1,561	320,503
Series 2017-62, Class AS 6.002% (6.15% - LIBOR 1 Month), 08/25/2047(e) (i)		1,803	349,702
Series 2017-81, Class SA 6.07% (6.20% - LIBOR 1 Month), 10/25/2047(e) (i)		1,978	450,384
Series 2017-97, Class LS 6.052% (6.20% - LIBOR 1 Month), 12/25/2047(e) (i)		2,121	527,611
Series 2020-26, Class GS 5.852% (6.00% - LIBOR 1 Month), 05/25/2050(e) (i)		3,107	551,831
Government National Mortgage Association Series 2017-122, Class SA 6.069% (6.20% - LIBOR 1 Month), 08/20/2047(e) (i)		1,361	280,342
Series 2017-134, Class MS 6.069% (6.20% - LIBOR 1 Month), 09/20/2047(e) (i)		1,394	307,413

			6,872,970

Agency Fixed Rate – 0.5%
Federal Home Loan Mortgage Corp. REMICs Series 4976, Class MI 4.50%, 05/25/2050(h)		4,289	691,854
Series 5015, Class BI 4.00%, 09/25/2050(h)		3,271	543,426
Series 5018, Class EI 4.00%, 10/25/2050(h)		2,697	384,691

	Principal Amount (000)		U.S. $ Value
Series 5049, Class CI 3.50%, 12/25/2050(h)	U.S.$	3,641	$484,476
Federal National Mortgage Association REMICs Series 2020-89, Class KI 4.00%, 12/25/2050(h)		6,943	1,097,689

			3,202,136

Non-Agency Floating Rate – 0.0%
Chase Mortgage Finance Corp. Series 2019-CL1, Class M3 2.23% (LIBOR 1 Month + 2.10%), 04/25/2047(c) (e)		255	257,903

Total Collateralized Mortgage Obligations (cost $42,174,558)			42,546,308

CORPORATES - NON-INVESTMENT GRADE – 4.1%
Industrial – 2.9%
Basic – 0.3%
Axalta Coating Systems LLC 3.375%, 02/15/2029(c)		844	830,184
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(c)	EUR	254	308,824
3.375%, 01/15/2026(c)	U.S.$	210	211,203
Ingevity Corp. 3.875%, 11/01/2028(c)		683	684,236

			2,034,447

Capital Goods – 0.3%
GFL Environmental, Inc. 3.50%, 09/01/2028(c)		1,158	1,145,586
TransDigm, Inc. 6.25%, 03/15/2026(c)		512	540,539

			1,686,125

Communications - Media – 0.3%
Cable One, Inc. 4.00%, 11/15/2030(c)		499	513,781
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 03/01/2023(c)		656	662,763
5.00%, 02/01/2028(c)		702	737,409
CSC Holdings LLC 6.75%, 11/15/2021		145	150,800

			2,064,753

Communications - Telecommunications – 0.3%
Level 3 Financing, Inc. 3.75%, 07/15/2029(c)		677	681,556
Lumen Technologies, Inc. 4.50%, 01/15/2029(c)		986	1,011,902
T-Mobile USA, Inc. 2.875%, 02/15/2031		559	564,132

			2,257,590

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.2%
Allison Transmission, Inc. 3.75%, 01/30/2031(c)	U.S.$	1,417	$1,413,713
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(c)	EUR	191	239,321

			1,653,034

Consumer Cyclical - Entertainment – 0.2%
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(c)	U.S.$	394	444,345
11.50%, 06/01/2025(c)		708	819,255

			1,263,600

Consumer Cyclical - Other – 0.5%
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(c)		916	906,794
4.00%, 05/01/2031(c)		1,399	1,438,074
International Game Technology PLC 6.25%, 02/15/2022(c)		207	211,142
6.50%, 02/15/2025(c)		460	510,251

			3,066,261

Consumer Cyclical - Restaurants – 0.2%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(c)		1,046	1,044,671

Consumer Non-Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(c)		1,142	1,127,771

Energy – 0.2%
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		640	682,393
Transocean Poseidon Ltd. 6.875%, 02/01/2027(c)		388	355,024

			1,037,417

Other Industrial – 0.2%
H&E Equipment Services, Inc. 3.875%, 12/15/2028(c)		1,140	1,134,665

			18,370,334

Financial Institutions – 1.2%
Banking – 0.6%
Credit Suisse Group AG 6.375%, 08/21/2026(c) (d)		320	355,981
7.50%, 07/17/2023-12/11/2023(c) (d)		1,356	1,478,606
Discover Financial Services Series D 6.125%, 06/23/2025(d)		1,667	1,875,542

			3,710,129

	Principal Amount (000)		U.S. $ Value

Finance – 0.4%
Navient Corp. 6.125%, 03/25/2024	U.S.$	722	$769,277
6.625%, 07/26/2021		415	424,155
7.25%, 01/25/2022		54	55,943
SLM Corp. 4.20%, 10/29/2025		900	954,630

			2,204,005

Insurance – 0.2%
Molina Healthcare, Inc. 3.875%, 11/15/2030(c)		1,283	1,372,348

			7,286,482

Total Corporates - Non-Investment Grade (cost $24,743,517)			25,656,816

EMERGING MARKETS - TREASURIES – 2.6%
Brazil – 2.6%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023 (cost $16,529,841)	BRL	81,212	16,155,744

ASSET-BACKED SECURITIES – 2.3%
Autos-Fixed Rate – 1.1%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A 3.70%, 09/20/2024(c)	U.S.$	1,760	1,883,656
Series 2018-2A, Class A 4.00%, 03/20/2025(c)		1,425	1,555,353
First Investors Auto Owner Trust Series 2019-1A, Class B 3.02%, 03/17/2025(c)		1,200	1,227,837
Series 2020-1A, Class A 1.49%, 01/15/2025(c)		485	487,956
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/2023(c)		325	328,225
Series 2016-4, Class D 3.89%, 11/15/2022(c)		330	334,793
Hertz Vehicle Financing II LP Series 2015-3A, Class A 2.67%, 09/25/2021(c)		196	196,731
Series 2017-1A, Class A 2.96%, 10/25/2021(c)		315	316,107
Series 2019-1A, Class A 3.71%, 03/25/2023(c)		249	250,094
Series 2019-2A, Class A 3.42%, 05/25/2025(c)		209	209,820

			6,790,572

	Principal Amount (000)		U.S. $ Value

Credit Cards - Fixed Rate – 0.7%
World Financial Network Credit Card Master Trust Series 2018-A, Class A 3.07%, 12/16/2024	U.S.$	1,675	$1,677,003
Series 2018-B, Class A 3.46%, 07/15/2025		850	866,725
Series 2018-B, Class M 3.81%, 07/15/2025		935	944,827
Series 2019-B, Class M 3.04%, 04/15/2026		1,070	1,101,998

			4,590,553

Other ABS - Fixed Rate – 0.5%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(c)		711	718,585
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(c)		507	578,738
Series 2020-1A, Class A2 3.981%, 12/20/2050(c)		335	346,905
Marlette Funding Trust Series 2018-4A, Class A 3.71%, 12/15/2028(c)		70	70,247
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(c)		52	51,993
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(c)		181	182,371
Series 2017-6, Class A2 2.82%, 11/25/2026(c)		109	109,817
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(c)		259	260,826
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(c)		566	570,071

			2,889,553

Total Asset - Backed Securities (cost $13,859,305)			14,270,678

COLLATERALIZED LOAN OBLIGATIONS – 1.1%
CLO - Floating Rate – 1.1%
Dryden CLO Ltd. Series 2020-77A, Class A 2.224% (LIBOR 3 Month + 2.00%), 05/20/2031(c) (e)		700	701,954
Series 2020-78A, Class C 2.173% (LIBOR 3 Month + 1.95%), 04/17/2033(c) (e)		880	883,639
Series 2020-78A, Class D 3.223% (LIBOR 3 Month + 3.00%), 04/17/2033(c) (e)		460	460,996

	Principal Amount (000)		U.S. $ Value

Elevation CLO Ltd. Series 2020-11A, Class C 2.441% (LIBOR 3 Month + 2.20%), 04/15/2033(c) (e)	U.S.$	780	$780,371
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class A 2.124% (LIBOR 3 Month + 1.90%), 04/20/2031(c) (e)		1,024	1,026,138
Kayne CLO Ltd. Series 2020-7A, Class C 2.223% (LIBOR 3 Month + 2.00%), 04/17/2033(c) (e)		400	401,507
Magnetite XXVI Ltd. Series 2020-26A, Class A 1.991% (LIBOR 3 Month + 1.75%), 07/15/2030(c) (e)		1,485	1,489,957
OCP CLO Ltd. Series 2020-18A, Class A 2.024% (LIBOR 3 Month + 1.80%), 04/20/2030(c) (e)		1,022	1,023,708
Voya CLO Ltd. Series 2019-1A, Class DR 3.091% (LIBOR 3 Month + 2.85%), 04/15/2031(c) (e)		340	336,783

Total Collateralized Loan Obligations (cost $7,091,289)			7,105,053

QUASI-SOVEREIGNS – 1.1%
Quasi-Sovereign Bonds – 1.1%
Chile – 0.2%
Corp. Nacional del Cobre de Chile 3.15%, 01/14/2030(c)		655	713,336
3.75%, 01/15/2031(c)		202	229,017
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(c)		200	223,438

			1,165,791

China – 0.2%
Sinopec Group Overseas Development 2018 Ltd. 2.70%, 05/13/2030(c)		940	968,426

Indonesia – 0.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(c)		435	479,479
Pertamina Persero PT 6.45%, 05/30/2044(c)		575	774,137
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 6.15%, 05/21/2048(c)		305	397,171

			1,650,787

	Principal Amount (000)		U.S. $ Value

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050(c)	U.S.$	705	$908,040

Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047		529	461,288
6.84%, 01/23/2030		258	258,322

			719,610

Peru – 0.2%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(c)		1,185	1,203,145

Total Quasi-Sovereigns (cost $6,029,860)			6,615,799

MORTGAGE PASS-THROUGHS – 0.9%
Agency Fixed Rate 30-Year – 0.9%
Uniform Mortgage-Backed Security Series 2021 1.50%, 02/01/2051, TBA (cost $5,743,863)		5,700	5,717,812

GOVERNMENTS - SOVEREIGN BONDS – 0.9%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031		248	255,595

Israel – 0.1%
Israel Government International Bond 3.875%, 07/03/2050		656	777,770

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		723	809,308

Qatar – 0.1%
Qatar Government International Bond 3.40%, 04/16/2025(c)		398	438,173

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(c)		733	787,746

United Arab Emirates – 0.3%
Abu Dhabi Government International Bond
1.70%, 03/02/2031(c)		786	777,157
2.50%, 04/16/2025(c)		643	684,795
3.875%, 04/16/2050(c)		550	653,813

			2,115,765

Uruguay – 0.1%
Uruguay Government International Bond 4.375%, 01/23/2031		238	286,637

Total Governments - Sovereign Bonds (cost $4,974,358)			5,470,994

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.8%
Industrial – 0.7%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(c)	U.S.$	200	$202,730
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(c)		379	406,383

			609,113

Capital Goods – 0.2%
Cemex SAB de CV 3.875%, 07/11/2031(c)		942	942,707
Embraer Netherlands Finance BV 5.40%, 02/01/2027		590	616,845
6.95%, 01/17/2028(c)		384	430,176
Odebrecht Finance Ltd. 5.25%, 06/27/2029(j) (k)		426	19,653

			2,009,381

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(c)		427	446,909

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(c)		483	496,741

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(c)		327	342,737
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(g) (j) (l)		655	6,831

			349,568

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(c)		458	483,906

			4,395,618

Utility – 0.1%
Electric – 0.1%
Chile Electricity Pec SpA 0.01%, 01/25/2028(c)		661	532,621
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		89	91,374

			623,995

Total Emerging Markets - Corporate Bonds (cost $5,619,195)			5,019,613

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
City of New York
Series 2021D 1.923%, 08/01/2031	U.S.$	775	$784,199
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		660	670,890
State of California 5.70%, 11/01/2021		825	859,023
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		770	775,845

Total Local Governments - US Municipal Bonds (cost $3,061,543)			3,089,957

EMERGING MARKETS - SOVEREIGNS – 0.3%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(c)		1,213	1,288,812

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(c)		256	267,440
6.25%, 01/25/2031(c)		336	355,320

			622,760

Total Emerging Markets - Sovereigns (cost $1,808,943)			1,911,572

GOVERNMENTS–TREASURIES – 0.3%
Malaysia – 0.3%
Malaysia Government Bond Series 117 3.882%, 03/10/2022 (cost $1,597,376)	MYR	6,633	1,677,772

	Shares

COMMON STOCKS – 0.2%
Financials – 0.2%
Insurance – 0.2%
Mt Logan Re Ltd. (Preference Shares)(f) (j) (m) (n) (cost $1,427,910)		1,428	1,435,111

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(o) (p) (q (cost $17,489,791)		17,489,791	17,489,791

U.S. $ Value

Total Investments – 142.4% (cost $831,862,605)(r)	$889,420,212
Other assets less liabilities – (42.4)%	(265,033,937)

Net Assets – 100.0%	$624,386,275

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
10 Yr Canadian Bond Futures	125	March 2021	$14,429,130	$85,819
Euro Buxl 30 Yr Bond Futures	49	March 2021	13,159,367	143,845
Japan 10 Yr Bond (OSE) Futures	4	March 2021	5,797,699	8,186
Long Gilt Futures	152	March 2021	27,921,797	18,558
U.S. 10 Yr Ultra Futures	154	March 2021	23,689,531	465,052
U.S. T-Note 2 Yr (CBT) Futures	56	March 2021	12,374,688	(13,192)
U.S. T-Note 5 Yr (CBT) Futures	442	March 2021	55,636,750	(45,439)
U.S. T-Note 10 Yr (CBT) Futures	343	March 2021	47,001,719	304,400
U.S. Ultra Bond (CBT) Futures	76	March 2021	15,558,625	651,898

				$1,619,127

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	935	ZAR	13,969	02/04/2021	$(11,229)
Bank of America, NA	USD	870	MXN	17,310	02/25/2021	(27,545)
Barclays Bank PLC	USD	829	ZAR	12,423	02/04/2021	(7,582)
Barclays Bank PLC	CAD	40,250	USD	31,440	02/18/2021	(37,907)
BNP Paribas SA	USD	725	ZAR	10,746	02/04/2021	(14,996)
BNP Paribas SA	SEK	5,420	USD	647	04/15/2021	(2,473)
Citibank, NA	BRL	4,438	USD	821	02/02/2021	9,813
Citibank, NA	USD	810	BRL	4,438	02/02/2021	666
Citibank, NA	USD	47	CNY	309	02/10/2021	724
Citibank, NA	USD	21,150	JPY	2,201,182	02/26/2021	(130,719)
Citibank, NA	USD	820	BRL	4,438	03/02/2021	(9,850)
Citibank, NA	KRW	96,761	USD	88	04/22/2021	1,616
Goldman Sachs Bank USA	USD	21	RUB	1,546	03/24/2021	(471)
HSBC Bank USA	USD	883	IDR	12,362,036	04/15/2021	(9,013)
Morgan Stanley Capital Services, Inc.	BRL	46,456	USD	8,671	03/02/2021	187,419
Morgan Stanley Capital Services, Inc.	NZD	8,444	USD	6,020	03/05/2021	(47,787)
Morgan Stanley Capital Services, Inc.	USD	404	EUR	334	03/17/2021	1,714
Morgan Stanley Capital Services, Inc.	MYR	7,213	USD	1,731	03/25/2021	(45,683)
Morgan Stanley Capital Services, Inc.	AUD	15,706	USD	12,188	03/30/2021	181,100
Morgan Stanley Capital Services, Inc.	SEK	120,792	USD	14,485	04/15/2021	18,053
Standard Chartered Bank	USD	2,280	ZAR	33,846	02/04/2021	(42,611)
Standard Chartered Bank	USD	21,876	EUR	17,926	03/17/2021	(100,581)
State Street Bank & Trust Co.	USD	844	BRL	4,438	02/02/2021	(32,952)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	229	ZAR	3,588	02/04/2021	$7,729
State Street Bank & Trust Co.	USD	887	ZAR	13,153	02/04/2021	(17,560)
State Street Bank & Trust Co.	ZAR	75,333	USD	4,864	02/04/2021	(115,214)
State Street Bank & Trust Co.	CAD	1,043	USD	819	02/18/2021	3,288
State Street Bank & Trust Co.	USD	2,265	JPY	235,065	02/26/2021	(20,557)
State Street Bank & Trust Co.	BRL	42,281	USD	7,996	03/02/2021	274,150
State Street Bank & Trust Co.	EUR	241	USD	293	03/17/2021	141
State Street Bank & Trust Co.	EUR	254	USD	308	03/17/2021	(976)
State Street Bank & Trust Co.	USD	323	EUR	266	03/17/2021	9
State Street Bank & Trust Co.	USD	719	EUR	591	03/17/2021	(1,524)
State Street Bank & Trust Co.	AUD	917	USD	704	03/30/2021	2,818
State Street Bank & Trust Co.	USD	237	AUD	305	03/30/2021	(3,526)
State Street Bank & Trust Co.	GBP	219	USD	299	04/09/2021	(1,684)

						$6,800

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	(1.00)%	Quarterly	0.69%	USD	119,190	$(1,737,582)	$(588,380)	$(1,149,202)
Malaysia, 12/20/2025*	(1.00)	Quarterly	0.43	USD	50,370	(1,444,144)	(1,225,352)	(218,792)
People’s Republic of China, 7.500%, 10/28/2027, 06/20/2025*	(1.00)	Quarterly	0.27	USD	29,050	(948,293)	(603,217)	(345,076)

						$(4,130,019)	$(2,416,949)	$(1,713,070)

* Termination date.

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	64,600	02/26/2022	CPI#	1.440%	Maturity	$(255,579)	$—	$(255,579)
USD	38,550	02/28/2022	CPI#	1.352%	Maturity	(223,772)	—	(223,772)
USD	21,500	07/15/2022	1.851%	CPI#	Maturity	(18,180)	—	(18,180)
USD	12,000	07/15/2022	1.850%	CPI#	Maturity	(9,514)	—	(9,514)
USD	11,250	07/15/2022	1.575%	CPI#	Maturity	80,998	—	80,998
USD	9,450	07/15/2022	1.758%	CPI#	Maturity	29,369	—	29,369
USD	4,500	07/15/2022	1.484%	CPI#	Maturity	45,052	—	45,052
USD	9,000	07/15/2023	1.902%	CPI#	Maturity	8,598	—	8,598
USD	3,000	01/15/2024	1.599%	CPI#	Maturity	56,133	—	56,133
USD	64,600	02/26/2025	1.589%	CPI#	Maturity	1,588,226	—	1,588,226
USD	38,550	02/28/2025	1.527%	CPI#	Maturity	1,072,653	—	1,072,653

						$2,373,984	$—	$2,373,984

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CAD	49,600	08/27/2021	3 Month CDOR	1.623%	Semi-Annual/ Semi-Annual	$446,101	$96	$446,005
SEK	217,650	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	(194,723)	143	(194,866)
CAD	34,186	03/24/2025	3 Month CDOR	0.958%	Semi-Annual/ Semi-Annual	236,799	318	236,481
USD	1,160	06/09/2025	2.488%	3 Month LIBOR	Semi-Annual/ Quarterly	(106,369)	—	(106,369)
USD	2,106	08/04/2025	2.293%	3 Month LIBOR	Semi-Annual/ Quarterly	(195,025)	—	(195,025)
CAD	64,890	08/07/2025	3 Month CDOR	0.698%	Semi-Annual/ Semi-Annual	(254,011)	(603)	(253,408)
USD	5,400	10/04/2026	1.487%	3 Month LIBOR	Semi-Annual/ Quarterly	(280,257)	—	(280,257)
USD	1,080	11/08/2026	1.657%	3 Month LIBOR	Semi-Annual/ Quarterly	(65,673)	—	(65,673)
USD	1,080	11/09/2026	1.672%	3 Month LIBOR	Semi-Annual/ Quarterly	(66,555)	—	(66,555)
USD	7,030	04/04/2027	2.436%	3 Month LIBOR	Semi-Annual/ Quarterly	(792,222)	—	(792,222)
USD	20,920	06/05/2027	0.558%	3 Month LIBOR	Semi-Annual/ Quarterly	237,252	—	237,252

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	715	07/12/2027	2.355%	3 Month LIBOR	Semi-Annual/ Quarterly	$(73,566)	$—	$(73,566)
USD	5,395	06/04/2029	2.150%	3 Month LIBOR	Semi-Annual/ Quarterly	(526,789)	—	(526,789)
USD	3,170	09/27/2029	1.593%	3 Month LIBOR	Semi-Annual/ Quarterly	(169,156)	—	(169,156)
USD	1,490	11/10/2035	2.631%	3 Month LIBOR	Semi-Annual/ Quarterly	(259,254)	—	(259,254)

						$(2,063,448)	$(46)	$(2,063,402)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.95%	USD	1,683	$201,119	$114,788	$86,331
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	1,367	163,356	96,492	66,864
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	1,367	163,356	99,894	63,462
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	683	81,618	53,009	28,609
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	346	41,346	22,961	18,385
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	346	41,346	22,961	18,385
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	328	39,196	22,255	16,941

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.95%	USD	536	$64,141	$106,059	$(41,918)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	541	64,604	110,755	(46,151)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	707	84,546	142,782	(58,236)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	708	84,665	143,094	(58,429)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	1,341	160,473	267,756	(107,283)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	2,682	320,723	545,613	(224,890)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	664	79,404	115,667	(36,263)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	288	34,392	58,352	(23,960)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	354	42,332	68,980	(26,648)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.95	USD	708	84,665	145,142	(60,477)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9	(2,332)	(1,413)	(919)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	9	(2,332)	(1,129)	(1,203)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	13	(3,367)	(1,288)	(2,079)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	27	(6,994)	(3,921)	(3,073)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	27	$(6,993)	$(3,572)	$(3,421)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	25	(6,480)	(2,938)	(3,542)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	37	(9,586)	(4,574)	(5,012)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	43	(11,141)	(5,491)	(5,650)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	43	(11,141)	(5,316)	(5,825)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	60	(15,546)	(7,418)	(8,128)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	60	(15,546)	(6,693)	(8,853)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	92	(23,829)	(11,094)	(12,735)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	87	(22,542)	(9,705)	(12,837)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	121	(31,351)	(12,941)	(18,410)
Credit Suisse International
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	1,145	(85,430)	(24,813)	(60,617)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	5	(1,296)	(609)	(687)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	122	(31,600)	(14,490)	(17,110)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	139	(36,015)	(16,804)	(19,211)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	130	(33,673)	(10,273)	(23,400)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	226	(58,538)	(32,670)	(25,868)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	138	$(35,744)	$(9,297)	$(26,447)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	169	(43,774)	(13,638)	(30,136)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	30	(7,771)	(3,427)	(4,344)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	130	(33,672)	(15,962)	(17,710)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	150	(38,852)	(18,418)	(20,434)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	217	(56,207)	(24,187)	(32,020)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	218	(56,465)	(24,288)	(32,177)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	436	(112,932)	(30,480)	(82,452)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	662	(171,469)	(45,210)	(126,259)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	714	(184,938)	(39,935)	(145,003)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	15	(3,885)	(2,220)	(1,665)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	15	(3,885)	(1,310)	(2,575)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	27	(6,996)	(3,374)	(3,622)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	30	(7,770)	(2,887)	(4,883)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	30	(7,770)	(2,668)	(5,102)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	59	$(15,282)	$(6,207)	$(9,075)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	166	(42,996)	(17,233)	(25,763)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	178	(46,105)	(14,988)	(31,117)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	371	(96,095)	(59,087)	(37,008)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	322	(83,403)	(42,702)	(40,701)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	517	(133,911)	(83,524)	(50,387)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	598	(154,892)	(89,573)	(65,319)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,000	(259,100)	(129,004)	(130,096)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,300	(336,721)	(149,625)	(187,096)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	28	(7,253)	(2,662)	(4,591)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	30	(7,771)	(2,853)	(4,918)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	118	(30,564)	(14,673)	(15,891)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	122	(31,600)	(11,566)	(20,034)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	241	(62,423)	(29,054)	(33,369)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	691	(178,981)	(82,575)	(96,406)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	12.50%	USD	1,100	$(284,918)	$(158,408)	$(126,510)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	191	(49,472)	(13,124)	(36,348)

						$(1,258,067)	$815,249	$(2,073,316)

*	Termination date.

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	23,800	07/15/2023	1.848%	CPI#	Maturity	$91,785	$—	$91,785

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	595	03/06/2042	2.804%	3 Month LIBOR	Semi -Annual/ Quarterly	$(146,896)	$—	$(146,896)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Barclays Bank PLC iBoxx $ Liquid High Yield Index	3 Month LIBOR	Quarterly	USD	20,989	06/20/2021	$(122,765)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2021
HSBC Bank USA†	0.10%	—	$4,686,054
HSBC Bank USA†	0.10%	—	5,288,281
HSBC Bank USA†	0.10%	—	16,116,122
HSBC Bank USA†	0.10%	—	4,797,321
HSBC Bank USA†	0.10%	—	45,093,125
HSBC Bank USA†	0.10%	—	31,193,532
HSBC Bank USA†	0.10%	—	19,536,921
HSBC Bank USA†	0.13%	—	5,697,073
JPMorgan Chase Bank†	0.12%	—	5,490,734
JPMorgan Chase Bank†	0.12%	—	31,903,644
JPMorgan Chase Bank†	0.17%	—	62,392,256
JPMorgan Chase Bank†	0.17%	—	33,008,571

			$265,203,634

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2021.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$265,203,634	$0	$0	$0	$265,203,634

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $138,715,774 or 22.2% of net assets.

(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2021.
(f)	Fair valued by the Adviser.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.42% of net assets as of January 31, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
HFX Funding Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	$1,147,284	$1,138,086	0.18%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.077%, 11/15/2026	11/16/2015	181,939	161,975	0.03%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.128%, 03/27/2024	03/21/2019	228,953	218,433	0.04%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.878%, 05/27/2023	06/07/2019	479,422	462,984	0.07%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.828%, 10/27/2022	10/11/2019	$143,150	$143,138	0.02%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.478%, 02/27/2023	02/11/2000	510,467	505,353	0.08%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	89,000	91,374	0.01%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/24/2014	363,153	6,831	0.00%

(h)	IO - Interest Only.
(i)	Inverse interest only security.
(j)	Non-income producing security.
(k)	Defaulted.
(l)	Defaulted matured security.
(m)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$1,427,910	$1,435,111	0.23%

(o)	Affiliated investments.
(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(q)	The rate shown represents the 7-day yield as of period end.
(r)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,539,834 and gross unrealized depreciation of investments was $(11,009,980), resulting in net unrealized appreciation of $55,529,854.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Bond Inflation Strategy

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$536,321,736	$—	$536,321,736
Corporates - Investment Grade	—	143,051,871	—	143,051,871
Commercial Mortgage-Backed Securities	—	55,883,585	—	55,883,585
Collateralized Mortgage Obligations	—	42,546,308	—	42,546,308
Corporates - Non-Investment Grade	—	25,656,816	—	25,656,816
Emerging Markets - Treasuries	—	16,155,744	—	16,155,744
Asset-Backed Securities	—	14,270,678	—	14,270,678
Collateralized Loan Obligations	—	7,105,053	—	7,105,053
Quasi-Sovereigns	—	6,615,799	—	6,615,799
Mortgage Pass-Throughs	—	5,717,812	—	5,717,812
Governments - Sovereign Bonds	—	5,470,994	—	5,470,994
Emerging Markets - Corporate Bonds	—	5,019,613	—	5,019,613
Local Governments - US Municipal Bonds	—	3,089,957	—	3,089,957
Emerging Markets - Sovereigns	—	1,911,572	—	1,911,572
Governments - Treasuries	—	1,677,772	—	1,677,772
Common Stocks	—	—	1,435,111	1,435,111
Short-Term Investments	17,489,791	—	—	17,489,791

Total Investments in Securities	17,489,791	870,495,310	1,435,111	889,420,212
Other Financial Instruments(a):
Assets:
Futures	1,677,758	—	—	1,677,758
Forward Currency Exchange Contracts	—	689,240	—	689,240
Centrally Cleared Inflation (CPI) Swaps	—	2,881,029	—	2,881,029
Centrally Cleared Interest Rate Swaps	—	920,152	—	920,152
Credit Default Swaps	—	1,751,282	—	1,751,282
Inflation (CPI) Swaps	—	91,785	—	91,785
Liabilities:
Futures	(58,631)	—	—	(58,631)

Forward Currency Exchange Contracts	—	(682,440)	—	(682,440)
Centrally Cleared Credit Default Swaps	—	(4,130,019)	—	(4,130,019)
Centrally Cleared Inflation (CPI) Swaps	—	(507,045)	—	(507,045)
Centrally Cleared Interest Rate Swaps	—	(2,983,600)	—	(2,983,600)
Credit Default Swaps	—	(3,009,349)	—	(3,009,349)
Interest Rate Swaps	—	(146,896)	—	(146,896)
Total Return Swaps	—	(122,765)	—	(122,765)
Reverse Repurchase Agreements	(265,203,634)	—	—	(265,203,634)

Total	$(246,094,716)	$865,246,684	$1,435,111	$620,587,079

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,644	$64,104	$49,258	$17,490	$0	*

*	Amount less than $500.